Income Taxes (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended										24 Months Ended
	Sep. 19, 2014 USD ($)	Feb. 22, 2008	Jun. 30, 2015	Dec. 31, 2017 USD ($) jurisdiction entity $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2017 USD ($)
Income Taxes
Number of tax jurisdictions | jurisdiction				4
Components of income before income taxes
Income before income tax expense				$ 424,239	$ 304,527	$ 46,143
Income (loss) from non-China operations				(79,945)	125,064	(25,354)
Income from China operations				504,184	179,463	71,497
Income tax expenses applicable to China operations				$ 74,676	$ 27,219	$ 10,420
Effective tax rate for China operations (as a percent)				15.00%	7.00%	15.00%
Loss on change in fair value of investor option liability					$ 28,456
Impairment charge related to investments				$ 122,098	36,309	$ 6,609
Deferred tax assets:
Allowances for doubtful accounts				21,454	18,509									$ 21,454
Net operating loss carry-forwards				14,913	14,620									14,913
Accruals				17,330	11,978									17,330
Depreciation, and other liabilities				23,294	16,732									23,294
Total deferred tax assets				76,991	61,839									76,991
Less: valuation allowance				(60,833)	(49,252)									(60,833)
Net deferred tax assets				16,158	12,587									16,158
Deferred tax liabilities:
Depreciation				(650)	(814)									(650)
Acquired intangible assets				(3,836)	(274)									(3,836)
Others				(3,274)	(2,521)									(3,274)
Total deferred tax liabilities				(7,760)	(3,609)									(7,760)
Unrecognized tax liability				600	600									600
Composition of income tax expenses for China operations
Deferred tax benefits				(3,214)	(5,470)	(3,528)
Income tax expenses				$ 74,676	$ 27,219	$ 10,420
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)				25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)				(11.00%)	(29.00%)	(24.00%)
Permanent differences (as a percent)				(1.00%)	(1.00%)	10.00%
Change in valuation allowance (as a percent)				2.00%	12.00%	4.00%
Effective tax rate for China operations (as a percent)				15.00%	7.00%	15.00%
Tax holiday on China operations
Tax holiday effect				$ 56,377	$ 51,829	$ 17,169
Basic net income per share effect (in dollars per share) | $ / shares				$ 0.79	$ 0.74	$ 0.29
Diluted net income per share effect (in dollars per share) | $ / shares				$ 0.76	$ 0.67	$ 0.28
Historical rate for valuing deferred tax assets (as a percent)				25.00%
Operating losses, valuation allowance				$ 14,800	$ 14,600									14,800
Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments	$ 109,200			92,300	44,200
Youku Tudou
Components of income before income taxes
Aggregated gains on disposal of series of investments					34,500	$ 18,900
Non-China operations
Components of income before income taxes
Aggregated gains on disposal of cost method investments					156,400
Non-China operations | Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments				92,300	44,200
Non-China operations | E-House
Components of income before income taxes
Loss on change in fair value of investor option liability					28,500
Non-China operations | Youku Tudou
Components of income before income taxes
Aggregated gains on disposal of series of investments					34,500	18,900
Non-China operations | Leju
Components of income before income taxes
Impairment charge related to investments				$ 113,100
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)				0.00%
U.S.
Deferred tax assets:
Net operating loss carry-forwards				$ 30,557	30,279									30,557
Other tax credits, allowances for doubtful accounts, accruals and other liabilities				563	553									563
Total deferred tax assets				31,120	30,832									31,120
Less: valuation allowance				(31,120)	(30,832)									(31,120)
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards				89,000										89,000
Net operating loss carryforwards related to employee stock options				40,300										40,300
U.S. | State
Components of income before income taxes
Net operating loss carryforwards				7,200										7,200
Net operating loss carryforwards related to employee stock options				4,200										4,200
Hong Kong
Components of income before income taxes
Net operating loss carryforwards				35,000										35,000
Deferred tax assets:
Net operating loss carry-forwards				5,776	4,883									5,776
Less: valuation allowance				(5,776)	(4,883)									(5,776)
China
Components of income before income taxes
Income tax expenses applicable to China operations				$ 73,165	11,985	10,420
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)				10.00%
Net operating loss carryforwards				$ 70,500	58,500									$ 70,500
Deferred tax liabilities:
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)				5.00%
Percentage of ownership interests held by foreign investors (as a percent)				25.00%										25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong (as a percent)				5.00%
Maximum examination period				5 years
Statute of limitation of transferring pricing related adjustment				10 years
Composition of income tax expenses for China operations
Current tax provision				$ 76,379	17,455	13,948
Deferred tax benefits				(3,214)	(5,470)	(3,528)
Income tax expenses				$ 73,165	$ 11,985	$ 10,420
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)				25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | Weibo
Deferred tax liabilities:
Withholding tax rate on capital gain (as a percent)			10.00%
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)														15.00%
Number of qualified subsidiaries (in entities) | entity				4
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)		12.50%
Period of special tax holidays		2 years
Reduction in preferential tax rate (as a percent)		50.00%
Period of reduced preferential income tax rate		3 years
China | Software enterprise | Weibo Technology
Deferred tax liabilities:
Preferential statutory rate (as a percent)				12.50%